8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Tables)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Tables/Schedules
Schedule of Finder's Warrants Activity

The continuity of finder’s warrants for the year ended September 30, 2025 is as follows:

Expiry date		Exercise price	September 30, 2024	Issued	Exercised	Expired	September 30, 2025
June 21, 2025		$0.16	105,000	-	-	(105,000)	-
June 28, 2025		$0.16	10,500	-	-	(10,500)	-
July 18, 2025		$0.16	10,937	-	(10,937)	-	-
October 19, 2026		$0.20	79,450	-	-	-	79,450
December 28, 2026		$0.20	43,750	-	-	-	43,750
April 9, 2028		$0.15	-	320,000	(28,000)	-	292,000
July 31, 2027		$0.15	-	69,360	-		69,360
August 12, 2027	(a)	$0.15	-	362,800	-		362,800
Outstanding			249,637	752,160	(38,937)	(115,500)	847,360
Weighted average exercise price			$0.18	$0.15	$0.15	$0.16	$0.16

The continuity of finder’s warrants for the year ended September 30, 2024 is as follows:

Expiry date	Exercise price	September 30, 2023	Issued	Exercised	Expired	September 30, 2024
June 21, 2025	$0.16	-	105,000	-	-	105,000
June 28, 2025	$0.16	-	10,500	-	-	10,500
July 18, 2025	$0.16	-	10,937	-	-	10,937
October 19, 2026	$0.20	-	79,450	-	-	79,450
December 28, 2026	$0.20	-	43,750	-	-	43,750
Outstanding		-	249,637	-	-	249,637
Weighted average exercise price		$Nil	$0.18	$Nil	$Nil	$0.18

The continuity of finder’s warrants for the year ended September 30, 2023 is as follows:

Expiry date	Exercise price	September 30, 2022	Issued	Exercised	Expired	September 30, 2023
October 9, 2022	$0.675	267,807	-	-	(267,807)	-
June 14, 2023	$0.60	133,117	-	-	(133,117)	-
Outstanding		400,924	-	-	(400,924)	-
Weighted average exercise price		$0.65	$Nil	$Nil	$0.65	$Nil